UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-8703

Dreyfus High Yield Strategies Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	03/31
Date of reporting period:	09/30/2008

FORM N-CSR

Item 1.	Reports to Stockholders.

# Dreyfus High Yield Strategies Fund

**SEMIANNUAL REPORT** September 30, 2008

BNY MELLON
ASSET MANAGEMENT

Dreyfus

## Dreyfus High Yield Strategies Fund

### Protecting Your Privacy
### Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the Fund's policies and practices for collecting, disclosing, and safeguarding "nonpublic personal information," which may include financial or other customer information. These policies apply to individuals who purchase Fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the Fund's consumer privacy policy, and may be amended at any time. We'll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The Fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The Fund's agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT.
The Fund collects a variety of nonpublic personal information, which may include:

- Information we receive from you, such as your name, address, and social security number.
- Information about your transactions with us, such as the purchase or sale of Fund shares.
- Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

*Thank you for this opportunity to serve you.*

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Statement of Investments
18	Statement of Assets and Liabilities
19	Statement of Operations
20	Statement of Cash Flows
21	Statement of Changes in Net Assets
22	Financial Highlights
23	Notes to Financial Statements
35	Supplemental Information
37	Officers and Trustees

FOR MORE INFORMATION

Back Cover

Dreyfus High Yield
Strategies Fund

The	Fund

A LETTER FROM THE CEO

Dear Shareholder:

We present this semiannual report for Dreyfus High Yield Strategies Fund, covering the six-month period from April 1, 2008, through September 30, 2008.

These are difficult times for fixed-income investors. A credit crunch that began in 2007 has developed into a full-blown global financial crisis, recently resulting in the failure of several major financial institutions and prompting a massive government rescue effort.The U.S. economic slowdown also has gathered momentum, depressing investor sentiment and consumer confidence. These factors undermined returns in the bond market’s higher-yielding sectors, including high yield corporate and municipal securities, and even the traditional safe haven of U.S. government securities has encountered heightened yield volatility.

The depth and duration of the economic downturn will depend on how quickly the financial system can be stabilized.We believe that the Temporary Guarantee Program for Money Market Funds and the $700 billion rescue package intended to promote greater liquidity in the financial markets meet several critical requirements for addressing today’s financial stresses, and we expect these measures to contribute to a more orderly deleveraging process. However, recuperation from the financial crisis is likely to take time. In the meantime, we encourage you to keep in touch with your financial advisor and maintain a long-term and disciplined perspective to investing. Indeed, we already are seeing some positive signs, including a likely peak in global inflationary pressures, a bottoming of the U.S. dollar and a large pool of worldwide financial liquidity that could be deployed gradually to riskier assets as the economic cycle turns.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chief Executive Officer
The Dreyfus Corporation
October 15, 2008

2

DISCUSSION OF FUND PERFORMANCE

For the period of April 1, 2008, through September 30, 2008, as provided by Karen Bater, Portfolio Manager

Fund and Market Performance Overview

During the six-month reporting period ended September 30, 2008, Dreyfus High Yield Strategies Fund achieved a total return of –6.51% (on a net asset value basis) and produced aggregate income dividends of $0.174 per share.1 In comparison, the Merrill Lynch U.S. High Yield Master II Constrained Index (the “Index”), the fund’s benchmark, achieved a total return of –14.36% for the same period.2

Despite persistently low default rates, high yield bonds were affected along with other fixed-income market sectors by a U.S. economic slump and global financial crisis. The fund produced higher returns than its benchmark due to an underweighted position in the hard-hit financials sector and our security selection strategies in the energy, gaming, building products and metals-and-mining industry groups.

The Fund’s Investment Approach

The fund primarily seeks high current income. The fund also seeks capital growth as a secondary objective, to the extent consistent with its objective of seeking high current income.The fund invests primarily in fixed-income securities of below investment-grade credit quality. Issuers of below investment-grade securities may include companies in early stages of development and companies with a highly leveraged financial structure.To compensate investors for taking on greater risk, such companies typically must offer higher yields than those offered by more established or conservatively financed companies.

Economic and Credit Woes Weighed on Bond Markets

In the months leading up to and continuing into the reporting period, a credit crisis originating in the sub-prime mortgage market had dampened investor sentiment, causing prices of mortgage- and asset-backed securities to fall sharply. Institutional investors holding highly leveraged positions in these securities were forced by margin calls and redemption requests to sell creditworthy investments along with troubled

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

ones, putting severe downward pressure on virtually all sectors of the bond market, regardless of their underlying fundamentals. Only U.S. Treasury securities emerged unscathed as risk-averse investors flocked to government-backed bonds.

Meanwhile, slumping housing markets, a weaker job market and soaring food and energy prices sparked a downturn in the U.S. economy, producing additional volatility for many corporate securities.

As dealers deployed increasingly scarce capital to other markets in this challenging environment, high yield new issuance volume dropped, secondary trading activity moderated and market volatility intensified.Yet, as of the reporting period’s end, more than one year after the onset of the credit crisis, the high yield default rate remained below its long-term average and well short of the peak reached in the early 1990s, suggesting that underlying credit fundamentals may be relatively strong.

Remedial Efforts Not Enough to Avert a Financial Crisis

Over the second half of 2007 and first quarter of 2008, the Federal Reserve Board responded aggressively to the burgeoning credit crunch by injecting liquidity into the U.S. banking system, reducing short-term interest rates aggressively and participating in a plan to prevent the insolvency of investment bank Bear Stearns from damaging other financial institutions. Consequently, fixed-income markets began to see signs of improvement early in the reporting period. However, another wave of sub-prime related losses quickly erased the rebound.

During September 2008, major financial institutions that already had been damaged by sub-prime mortgages found themselves unable to obtain short-term funding for their ongoing operations. In response, the U.S. government effectively nationalized mortgage agencies Fannie Mae and Freddie Mac as well as insurer AIG.Venerable investment bank Lehman Brothers filed for bankruptcy. Banking giant Washington Mutual was seized by regulators, and its assets were acquired by JP Morgan Chase. Merrill Lynch and Wachovia were sold at steeply discounted prices. And, in a controversial move, the U.S. Treasury Department proposed a $700 billion rescue package for the nation’s banking system.This unprecedented attempt to restore liquidity was initially rejected by Congress, but after some adjustments was enacted into law just days after the end of the reporting period.

Conservative Stance Supported Performance

The fund’s defensive investment posture proved relatively effective in this environment.We tended to emphasize traditionally defensive market sectors, such as health care, telecommunications services and utilities while maintaining relatively light exposure to more economically sensitive and fundamentally weak industry groups, including the financials, building products, media, gaming and automotive industry groups. Our security selection strategy also was successful within a variety of market segments, including the energy, gaming, building products and metals-and-mining sectors.

Disappointments during the reporting period included overweighted positions in the poorly performing publishing-and-printing and utilities sectors, while our security selections were relatively weak among paper companies.

Maintaining a Cautious Investment Posture

As of September 30, the U.S. economy has remained in a slump, and the global credit crisis has intensified.Therefore, we intend to maintain the fund’s conservative stance. However, we have begun to identify value-oriented opportunities among bonds that appear to have been punished too severely during the downturn. As market conditions develop, we may begin to establish new positions in attractively valued, fundamentally strong credits that will not require refinancing until after the financial crisis is resolved.

October 15, 2008
[1]	Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by
The Dreyfus Corporation and the fund’s shareholder servicing agent pursuant to an agreement in effect through April 4, 2009, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s return would have been lower.
[2]	SOURCE: BLOOMBERG, L.P. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Merrill Lynch U.S. High Yield Master II Constrained Index is an
unmanaged performance benchmark composed of U.S. dollar-denominated domestic and Yankee bonds rated below investment grade with at least $100 million par amount outstanding and at least one year remaining to maturity. Bonds are capitalization-weighted.Total allocations to an issuer are capped at 2%.

The Fund 5

STATEMENT OF INVESTMENTS
September 30, 2008 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—127.7%	Rate (%)	Date	Amount ($)	Value ($)

Advertising—2.0%
Lamar Media,
Gtd. Notes, Ser. B	6.63	8/15/15	570,000 [a]	474,525
Lamar Media,
Sr. Unscd. Notes	6.63	8/15/15	4,580,000 [a]	3,812,850
R.H. Donnelley,
Sr. Unscd. Notes	8.88	10/15/17	2,375,000 [a]	819,375
				5,106,750
Aerospace & Defense—1.1%
Esterline Technologies,
Gtd. Notes	6.63	3/1/17	1,950,000 [a]	1,862,250
L-3 Communications,
Gtd. Notes	7.63	6/15/12	1,050,000 [a]	1,036,875
				2,899,125
Asset-Backed Ctfs./
Home Equity Loans—.0%
Countrywide Asset-Backed
Certificates, Ser. 2007-4, Cl. M8	7.20	9/25/37	135,000	6,426
Countrywide Asset-Backed
Certificates, Ser. 2007-4, Cl. M7	7.20	9/25/37	250,000	23,372
				29,798
Automobile Manufacturers—.9%
Ford Motor,
Sr. Unscd. Notes	7.45	7/16/31	1,250,000 [a]	543,750
General Motors,
Sr. Unscd. Notes	7.20	1/15/11	1,435,000 [a]	846,650
General Motors,
Sr. Unscd. Notes	8.38	7/15/33	2,125,000 [a]	860,625
				2,251,025
Automotive, Trucks & Parts—1.4%
Goodyear Tire & Rubber,
Gtd. Notes	8.63	12/1/11	488,000 [a]	485,560
Goodyear Tire & Rubber,
Sr. Unscd. Notes	9.00	7/1/15	1,486,000 [a]	1,478,570
United Components,
Gtd. Notes	9.38	6/15/13	2,130,000 [a]	1,778,550
				3,742,680
Banks—1.2%
Chevy Chase Bank,
Sub. Notes	6.88	12/1/13	3,316,000 [a]	2,669,380

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Banks (continued)
Colonial Bank,
Sub. Notes	9.38	6/1/11	425,000 [a]	426,507
				3,095,887
Casinos & Gaming—.6%
Pinnacle Entertainment,
Unscd. Notes	8.75	10/1/13	900,000	866,250
Shingle Springs Tribal Group,
Sr. Notes	9.38	6/15/15	1,100,000 [a,b]	797,500
				1,663,750
Chemicals—1.6%
Huntsman International,
Gtd. Notes	7.88	11/15/14	795,000	687,675
Huntsman,
Scd. Notes	11.63	10/15/10	909,000 [a]	929,452
Ineos Group Holdings,
Scd. Notes	8.50	2/15/16	1,215,000 [b]	662,175
Nalco,
Gtd. Notes	8.88	11/15/13	1,783,000 [a]	1,787,457
				4,066,759
Commercial &
Professional Services—2.7%
Aramark,
Gtd. Notes	8.50	2/1/15	961,000 [a]	908,145
Education Management,
Gtd. Notes	8.75	6/1/14	1,100,000 [a]	924,000
Education Management,
Gtd. Notes	10.25	6/1/16	2,095,000 [a]	1,686,475
Hertz,
Gtd. Notes	8.88	1/1/14	1,660,000 [a]	1,440,050
Hertz,
Gtd. Notes	10.50	1/1/16	550,000 [a]	462,000
Ipayment,
Gtd. Notes	9.75	5/15/14	2,150,000 [a]	1,730,750
				7,151,420
Commercial Mortgage
Pass-Through Ctfs.—.4%
Global Signal Trust,
Ser. 2006-1, Cl. F	7.04	2/15/36	1,210,000 [b]	1,075,436

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Consumer Products—.5%
Chattem,
Sr. Sub. Notes	7.00	3/1/14	1,455,000 [a]	1,374,975
Diversified Financial Services—16.7%
Dow Jones CDX,
Pass Thrus Ctfs, Ser. 4-T1	8.25	6/29/10	7,415,700 [a,b,c]	7,452,778
Ford Motor Credit,
Sr. Unscd. Notes	7.38	10/28/09	10,020,000 [a]	8,057,573
Ford Motor Credit,
Sr. Unscd. Notes	8.00	12/15/16	950,000 [a]	601,438
Ford Motor Credit,
Sr. Unscd. Notes	8.63	11/1/10	1,650,000 [a]	1,170,541
GMAC,
Sr. Unsub. Notes EUR	5.38	6/6/11	1,140,000 [d]	690,102
GMAC,
Sr. Unscd. Notes	5.63	5/15/09	365,000	260,830
GMAC,
Sr. Unscd. Notes	6.63	5/15/12	185,000	78,374
GMAC,
Sr. Unscd. Notes	7.00	2/1/12	1,200,000 [a]	489,419
GMAC,
Sr. Unscd. Notes	7.75	1/19/10	3,000,000 [a]	1,796,733
GMAC,
Sr. Unscd. Notes	8.00	11/1/31	1,835,000 [a]	693,146
Hawker Beechcraft Acquisition,
Gtd. Notes	9.75	4/1/17	3,155,000 [a]	2,839,500
HUB International Holdings,
Sr. Sub. Notes	10.25	6/15/15	2,725,000 [a,b]	2,166,375
Idearc,
Gtd. Notes	8.00	11/15/16	3,590,000 [a]	996,225
Leucadia National,
Sr. Unscd. Notes	7.00	8/15/13	1,155,000 [a]	1,094,362
Leucadia National,
Sr. Unscd. Notes	7.13	3/15/17	1,380,000 [a]	1,262,700
LVB Acquisition,
Gtd. Notes	11.63	10/15/17	10,674,000 [a]	10,780,740
Smurfit Kappa Funding,
Sr. Sub. Notes	7.75	4/1/15	1,606,000 [a]	1,345,025

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Diversified Financial
Services (continued)
Stena,
Sr. Notes	7.50	11/1/13	1,170,000 [a]	1,143,675
UCI Holdco,
Sr. Unscd. Notes	10.30	12/15/13	720,818 [a,e]	551,426
				43,470,962
Diversified Metals & Mining—2.5%
CSN Islands IX,
Gtd. Notes	10.50	1/15/15	1,315,000 [a,b,e]	1,428,879
Freeport-McMoRan Cooper & Gold,
Sr. Unscd. Notes	8.25	4/1/15	3,535,000 [a]	3,477,422
Steel Dynamics,
Gtd. Notes	7.38	11/1/12	1,750,000 [a]	1,610,000
				6,516,301
Electric Utilities—16.1%
AES,
Sr. Unscd. Notes	7.75	10/15/15	5,355,000 [a]	4,886,437
AES,
Sr. Unscd. Notes	8.00	10/15/17	425,000 [a]	385,688
Allegheny Energy Supply,
Sr. Unscd. Bonds	8.25	4/15/12	5,650,000 [a,b,e]	5,734,750
Edison Mission Energy,
Sr. Unscd. Notes	7.00	5/15/17	505,000	457,025
Edison Mission Energy,
Sr. Unscd. Notes	7.50	6/15/13	5,320,000 [a]	5,133,800
Energy Future Holdings,
Gtd. Notes	10.88	11/1/17	11,835,000 [b]	10,740,262
Mirant Americas Generation,
Sr. Unscd. Notes	8.30	5/1/11	2,975,000 [a]	2,878,313
Mirant North America,
Gtd. Notes	7.38	12/31/13	2,735,000 [a]	2,584,575
NRG Energy,
Gtd. Notes	7.25	2/1/14	1,175,000 [a]	1,092,750
NRG Energy,
Gtd. Notes	7.38	1/15/17	1,765,000 [a]	1,610,563
Reliant Energy,
Sr. Unscd. Notes	7.63	6/15/14	1,765,000 [a]	1,332,575

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Electric Utilities (continued)
Sierra Pacific Resources,
Sr. Unscd. Notes	8.63	3/15/14	3,467,000 [a]	3,568,160
Sprint Capital,
Gtd. Notes	6.88	11/15/28	2,275,000 [a]	1,527,599
				41,932,497
Environmental Control—1.5%
Allied Waste North America,
Sr. Scd. Notes	6.88	6/1/17	3,219,000 [a]	3,009,765
WCA Waste,
Gtd. Notes	9.25	6/15/14	1,070,000 [a]	1,011,150
				4,020,915
Food & Beverages—3.0%
Dean Foods,
Gtd. Notes	7.00	6/1/16	2,340,000 [a]	2,047,500
Del Monte,
Gtd. Notes	8.63	12/15/12	1,879,000 [a,e]	1,869,605
Smithfield Foods,
Sr. Unscd. Notes, Ser. B	7.75	5/15/13	1,750,000 [a]	1,478,750
Stater Brothers Holdings,
Gtd. Notes	8.13	6/15/12	2,550,000 [a]	2,511,750
				7,907,605
Health Care—10.1%
Bausch & Lomb,
Sr. Unscd. Notes	9.88	11/1/15	5,875,000 [a,b]	5,595,938
Community Health Systems,
Gtd. Notes	8.88	7/15/15	2,120,000 [a]	2,024,600
DaVita,
Gtd. Notes	7.25	3/15/15	1,720,000 [a]	1,642,600
Hanger Orthopedic Group,
Gtd. Notes	10.25	6/1/14	845,000	870,350
HCA,
Sr. Unscd. Notes	6.30	10/1/12	4,160,000	3,608,800
HCA,
Sr. Unscd. Notes	8.75	9/1/10	1,282,000 [a]	1,269,180
HCA,
Notes	9.00	12/15/14	4,000,000	3,651,220
HCA,
Sr. Scd. Notes	9.13	11/15/14	1,695,000 [a]	1,652,625

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Health Care (continued)
HCA,
Sr. Scd. Notes	9.25	11/15/16	4,120,000 [a]	4,017,000
Tenet Healthcare,
Sr. Unscd. Notes	9.88	7/1/14	2,000,000 [a]	1,960,000
				26,292,313
Lodging & Entertainment—6.2%
Boyd Gaming,
Sr. Sub. Notes	7.75	12/15/12	1,180,000 [a]	1,044,300
Cinemark,
Sr. Discount Notes	9.75	3/15/14	3,300,000 [a,f]	3,188,625
Gaylord Entertainment,
Gtd. Notes	8.00	11/15/13	1,550,000 [a]	1,356,250
Isle of Capri Casinos,
Gtd. Notes	7.00	3/1/14	2,790,000 [a]	1,883,250
Mandalay Resort Group,
Gtd. Notes	9.38	2/15/10	4,000,000 [a]	3,700,000
Marquee Holdings,
Sr. Discount Notes	12.00	8/15/14	923,000 [a,f]	685,327
MGM Mirage,
Gtd. Notes	8.38	2/1/11	2,813,000 [a]	2,313,693
Pokagon Gaming Authority,
Sr. Notes	10.38	6/15/14	1,856,000 [a,b]	1,888,480
				16,059,925
Machinery—2.0%
Case New Holland,
Gtd. Notes	7.13	3/1/14	970,000 [a]	887,550
Case,
Sr. Unscd. Notes	7.25	1/15/16	1,005,000 [a]	914,550
Columbus McKinnon,
Gtd. Notes	8.88	11/1/13	615,000 [a]	636,525
Douglas Dynamics,
Gtd. Notes	7.75	1/15/12	1,285,000 [a,b]	1,060,125
Terex,
Gtd. Notes	7.38	1/15/14	1,930,000 [a]	1,765,950
				5,264,700
Manufacturing—2.8%
Bombardier,
Sr. Unscd. Notes	6.30	5/1/14	2,200,000 [a,b]	2,057,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Manufacturing (continued)
Bombardier,
Sr. Unscd. Notes	8.00	11/15/14	675,000 [a,b]	671,625
Mueller Water Products,
Gtd. Notes	7.38	6/1/17	1,300,000 [a]	1,033,500
RBS Global & Rexnord,
Gtd. Notes	9.50	8/1/14	2,165,000 [a]	2,045,925
RBS Global & Rexnord,
Gtd. Notes	11.75	8/1/16	1,440,000 [a]	1,368,000
				7,176,050
Media—15.7%
Cablevision Systems,
Sr. Unscd. Notes, Ser. B	8.00	4/15/12	4,837,000 [a,e]	4,570,965
CCH I,
Sr. Scd. Notes	11.00	10/1/15	3,635,000 [a]	2,417,275
CCH II,
Sr. Unscd. Notes	10.25	9/15/10	8,800,000 [a]	7,964,000
CCH II,
Gtd. Notes	10.25	10/1/13	1,730,000 [a]	1,461,850
Clear Channel Communication,
Sr. Unscd. Notes	10.75	8/1/16	1,075,000 [a,b]	564,375
CSC Holdings,
Sr. Unscd. Notes, Ser. B	8.13	7/15/09	4,650,000 [a]	4,615,125
Dex Media West/Finance,
Sr. Unscd. Notes, Ser. B	8.50	8/15/10	720,000 [a]	639,000
Dex Media West/Finance,
Sr. Sub. Notes, Ser. B	9.88	8/15/13	5,720,000 [a]	3,560,700
Echostar DBS,
Gtd. Notes	7.13	2/1/16	4,200,000	3,391,500
General Cable,
Gtd. Notes	7.13	4/1/17	1,990,000	1,800,950
ION Media Networks,
Sr. Sub. Notes, Ser. A	11.00	7/31/13	31,028	6,671
ION Media Networks,
Sr. Sub. Notes	11.00	7/31/13	33,232 [b]	7,145
Kabel Deutschland,
Sr. Scd. Notes	10.63	7/1/14	2,093,000 [a]	2,061,605
LBI Media,
Sr. Sub. Notes	8.50	8/1/17	1,930,000 [a,b]	1,283,450
Mediacom,
Sr. Unscd. Notes	9.50	1/15/13	5,865,000 [a]	5,278,500

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Media (continued)
Nexstar Broadcasting,
Gtd. Notes	7.00	1/15/14	180,000	135,900
Nexstar Finance Holdings,
Sr. Discount Notes	11.38	4/1/13	1,434,961 [a,f]	1,198,192
				40,957,203
Oil & Gas—5.8%
ANR Pipeline,
Sr. Notes	7.00	6/1/25	110,000 [a]	108,362
Chesapeake Energy,
Gtd. Notes	7.00	8/15/14	2,490,000 [a]	2,340,600
Chesapeake Energy,
Gtd. Notes	7.50	6/15/14	800,000 [a]	770,000
Cimarex Energy,
Gtd. Notes	7.13	5/1/17	2,375,000 [a]	2,196,875
Dynegy Holdings,
Sr. Unscd. Notes	8.38	5/1/16	3,845,000 [a]	3,364,375
Dynegy Holdings,
Sr. Unscd. Notes	8.75	2/15/12	280,000 [a]	266,000
Newfield Exploration,
Sr. Sub. Notes	6.63	4/15/16	1,105,000	988,975
PetroHawk Energy,
Gtd. Notes	9.13	7/15/13	2,005,000	1,894,725
Range Resources,
Gtd. Notes	7.25	5/1/18	705,000	669,750
Williams Cos.,
Sr. Unscd. Notes	7.13	9/1/11	1,925,000 [a]	1,897,349
Williams Cos.,
Sr. Unscd. Notes	7.63	7/15/19	500,000 [a]	493,392
				14,990,403
Packaging & Containers—5.2%
Crown Americas,
Gtd. Notes	7.75	11/15/15	3,925,000 [a]	3,846,500
Norampac,
Gtd. Notes	6.75	6/1/13	3,554,000 [a]	2,683,270
Owens Brockway Glass Container,
Gtd. Notes	8.25	5/15/13	450,000 [a]	450,000
Plastipak Holdings,
Sr. Notes	8.50	12/15/15	2,590,000 [a,b]	2,201,500
Smurfit-Stone Container,
Sr. Unscd. Notes	8.00	3/15/17	3,265,000 [a]	2,563,025

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Packaging & Containers (continued)
Smurfit-Stone Container,
Sr. Unscd. Notes	8.38	7/1/12	2,100,000 [a]	1,774,500
				13,518,795
Paper & Forest Products—5.1%
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	3,600,000 [a,b]	3,294,000
Newpage,
Gtd. Notes	12.00	5/1/13	4,900,000 [a]	4,312,000
Rock-Tenn,
Gtd. Notes	9.25	3/15/16	1,350,000 [a,b]	1,377,000
Verso Paper,
Gtd. Notes, Ser. B	11.38	8/1/16	5,355,000 [a]	4,364,325
				13,347,325
Real Estate Investment Trusts—.5%
Host Hotels & Resorts,
Sr. Scd. Notes, Ser. M	7.00	8/15/12	550,000 [a]	493,625
Host Hotels & Resorts,
Sr. Scd. Notes	7.13	11/1/13	900,000 [a]	805,500
				1,299,125
Retail—2.1%
Amerigas Partners,
Sr. Unscd. Notes	7.25	5/20/15	1,600,000 [a]	1,464,000
Neiman Marcus Group,
Gtd. Notes	9.00	10/15/15	1,326,000 [a]	1,117,155
Neiman Marcus Group,
Gtd. Notes	10.38	10/15/15	2,452,000 [a]	2,065,810
Rite Aid,
Sr. Scd. Notes	10.38	7/15/16	1,080,000	945,000
				5,591,965
Technology—6.3%
Amkor Technologies,
Gtd. Notes	9.25	6/1/16	1,455,000 [a]	1,229,475
Ceridian,
Sr. Unscd. Notes	11.25	11/15/15	10,320,000 [b]	8,539,800
First Data,
Gtd. Notes	9.88	9/24/15	2,205,000 [b]	1,733,681
Freescale Semiconductor,
Gtd. Notes	8.88	12/15/14	1,030,000 [a]	715,850
Sungard Data Systems,
Gtd. Notes	9.13	8/15/13	1,000	905

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Technology (continued)
Sungard Data Systems,
Gtd. Notes	10.25	8/15/15	4,724,000 [a]	4,121,690
				16,341,401
Telecommunications—11.5%
Belden,
Sr. Sub. Notes	7.00	3/15/17	700,000 [a]	626,500
Centennial Cellular Operating,
Gtd. Notes	10.13	6/15/13	1,300,000 [a]	1,293,500
Centennial Communications,
Sr. Unscd. Notes	8.13	2/1/14	940,000 [a,e]	935,300
Centennial Communications,
Sr. Unscd. Notes	10.00	1/1/13	3,754,000 [a]	3,613,225
Cricket Communications I,
Gtd. Notes	9.38	11/1/14	275,000 [a]	257,125
Digicel Group,
Sr. Unscd. Notes	8.88	1/15/15	2,265,000 [a,b]	1,908,263
Digicel Group,
Sr. Unscd. Notes	9.13	1/15/15	2,439,000 [a,b]	2,054,858
Frontier Communications,
Sr. Unscd. Notes	6.25	1/15/13	1,125,000 [a]	1,058,906
Intelsat Jackson Holdings,
Gtd. Notes	11.25	6/15/16	7,255,000	7,091,763
Intelsat,
Sr. Unscd. Notes	6.50	11/1/13	6,365,000	4,105,425
Intelsat,
Sr. Unscd. Notes	7.63	4/15/12	3,395,000	2,580,200
Nordic Telephone Holdings,
Sr. Scd. Notes EUR	8.25	5/1/16	1,450,000 [b,d]	1,714,696
Nordic Telephone Holdings,
Sr. Scd. Bonds	8.88	5/1/16	415,000 [b]	379,725
Nortel Networks,
Gtd. Notes	10.75	7/15/16	900,000	555,750
Rogers Wireless,
Sr. Scd. Notes	9.63	5/1/11	1,136,000 [a]	1,218,046
Wind Acquisition Finance,
Sr. Scd. Bonds	10.75	12/1/15	575,000 [a,b]	566,375
				29,959,657
Textiles & Apparel—2.2%
Invista,
Sr. Unscd. Notes	9.25	5/1/12	4,405,000 [a,b]	4,349,938

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)

Textiles & Apparel (continued)
Levi Strauss & Co.,
Sr. Unscd. Notes	9.75	1/15/15	1,580,000	[a]	1,327,200
					5,677,138
Total Bonds and Notes
(cost $377,067,591)					332,781,885

Preferred Stocks—.3%			Shares		Value ($)

Media
Spanish Broadcasting System,
Ser. B, Cum. $107.5
(cost $2,199,431)			2,125		749,137

Common Stocks—.1%

Cable & Media—.0%
Time Warner Cable, Cl. A			6	[a,g]	145
Computers—.1%
Sinclair Broadcast Group, Cl. A			64,571	[g]	325,438
Electric Utilities—.0%
Mirant			1,912	[g]	34,970
Total Common Stocks
(cost $691,336)					360,553

			Principal
Short-Term Investments—5.1%			Amount ($)		Value ($)

U.S. Government Agencies
Federal National Mortgage
Association, 2.17%, 11/13/08
(cost $13,365,200)			13,400,000	[h]	13,365,200

Other Investment—.2%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $504,000)	504,000 [i]	504,000

Total Investments (cost $393,827,558)	133.4%	347,760,775
Liabilities, Less Cash and Receivables	(33.4%)	(87,240,808)
Net Assets	100.0%	260,519,967

[a] Collateral for Revolving Credit and Security Agreement.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At September 30, 2008, these securities amounted to $71,306,129 or 27.4% of net assets.
[c] Security linked to a portfolio of debt securities.
[d] Principal amount stated in U.S. Dollars unless otherwise noted.
EUR—Euro
[e] Variable rate security—interest rate subject to periodic change.
[f] Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[g] Non-income producing security.
[h] On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage
Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator.
[i] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Corporate Bonds	127.3	Preferred Stocks	.3
Short-Term/		Common Stocks	.1
Money Market Investments	5.3
Asset/Mortgage-Backed	.4		133.4

† Based on net assets.
See notes to financial statements.

The Fund 17

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2008 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	393,323,558	347,256,775
Affiliated issuers	504,000	504,000
Cash		35,165
Dividends and interest receivable		10,424,927
Unrealized appreciation on forward currency exchange contracts—Note 4		103,260
Prepaid expenses		26,316
		358,350,443

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		224,017
Due to Shareholder Servicing Agent—Note 3(b)		15,582
Loan Payable—Note 2		97,000,000
Interest and loan fees payable—Note 2		267,150
Payable for investment securities purchased		77,241
Accrued expenses		246,486
		97,830,476

Net Assets ($)		260,519,967

Composition of Net Assets ($):
Paid-in capital		935,861,607
Accumulated undistributed investment income—net		2,648,345
Accumulated net realized gain (loss) on investments		(632,018,308)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		(45,971,677)

Net Assets ($)		260,519,967

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		71,487,233
Net Asset Value, per share ($)		3.64

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2008 (Unaudited)

Investment Income ($):
Income:
Interest	17,450,579
Dividends:
Unaffiliated issuers	140,058
Affiliated issuers	60,711
Total Income	17,651,348
Expenses:
Management fee—Note 3(a)	1,790,659
Interest expense—Note 2	1,691,438
Shareholder servicing costs—Note 3(a,b)	210,073
Professional fees	87,645
Trustees’ fees and expenses—Note 3(c)	74,608
Shareholders’ reports	32,413
Registration fees	31,579
Custodian fees—Note 3(a)	26,099
Miscellaneous	37,312
Total Expenses	3,981,826
Less—reduction in management fee and shareholder
servicing fees due to undertaking—Note 3(a,b)	(596,886)
Net Expenses	3,384,940
Investment Income—Net	14,266,408

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(7,810,500)
Net realized gain (loss) on swap transactions	(10,375)
Net realized gain (loss) on forward currency exchange contracts	(34,801)
Net realized gain (loss)	(7,855,676)
Net unrealized appreciation (depreciation)
on investments and foreign currency transactions	(25,951,793)
Net Realized and Unrealized Gain (Loss) on Investments	(33,807,469)
Net (Decrease) in Net Assets Resulting from Operations	(19,541,061)

See notes to financial statements.

The Fund 19

STATEMENT OF CASH FLOWS
Six Months Ended September 30, 2008 (Unaudited)

Cash Flows from Operating Activities ($):
Purchases of portfolio securities	(107,047,157)
Net purchases of short-term portfolio securities	(12,880,935)
Proceeds from sales of portfolio securities	126,877,044
Interest received	17,929,271
Dividends received	190,816
Interest and loan fees paid	(1,819,487)
Operating expenses paid	(494,273)
Paid to The Dreyfus Corporation	(1,210,479)
Realized loss from foreign exchange contracts transactions	(34,801)
Realized loss from swap transactions	(10,375)	21,499,624

Cash Flows from Financing Activities ($):
Dividends paid	(14,476,165)
Proceeds from decrease in loan outstanding	(7,000,000)	(21,476,165)
Net increase in cash		23,459
Cash at beginning of period		11,706
Cash at end of period		35,165

Reconciliation of Net Decrease in Net Assets Resulting from
Operations to Net Cash Provided by Operating Activities ($):
Net Decrease in Net Assets Resulting from Operations		(19,541,061)

Adjustments to reconcile net decrease in net assets resulting from operations to net cash used by operating activities ($):
Purchases of portfolio securities		(107,047,157)
Net purchases of short-term portfolio securities		(12,880,935)
Proceeds from sales of portfolio securities		126,877,044
Increase in interest receivable		(802,225)
Decrease in interest and loan commitment fees		(128,049)
Decrease in prepaid expenses		34,183
Decrease in accrued operating expenses		(27,325)
Decrease in Due to The Dreyfus Corporation		(16,706)
Net realized loss on investments		7,855,676
Net unrealized depreciation on investments		25,951,793
Decrease in dividends receivable		(9,950)
Net amortization of premiums on investments		1,279,512
Realized loss from foreign exchange contracts transactions		(34,801)
Realized loss from swap transactions		(10,375)
Net Cash Provided by Operating Activities		21,499,624

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2008	Year Ended
	(Unaudited)	March 31, 2008

Operations ($):
Investment income—net	14,266,408	24,102,240
Net realized gain (loss) on investments	(7,855,676)	(13,990,329)
Net unrealized appreciation
(depreciation) on investments	(25,951,793)	(30,738,062)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(19,541,061)	(20,626,151)

Dividends to Shareholders from ($):
Investment income—net	(12,438,779)	(24,448,634)
Total Increase (Decrease) in Net Assets	(31,979,840)	(45,074,785)

Net Assets ($):
Beginning of Period	292,499,807	337,574,592
End of Period	260,519,967	292,499,807
Undistributed investment income—net	2,648,345	820,716

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements and market price data for the fund’s shares.

Six Months Ended
September 30, 2008			Year Ended March 31,

	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	4.09	4.72	4.60	4.67	4.76	3.87
Investment Operations:
Investment income—net [a]	.20	.34	.33	.37	.45	.56
Net realized and unrealized
gain (loss) on investments	(.48)	(.63)	.17	(.03)	(.05)	.93
Total from Investment Operations	(.28)	(.29)	.50	.34	.40	1.49
Distributions:
Dividends from
investment income—net	(.17)	(.34)	(.38)	(.41)	(.49)	(.60)
Net asset value, end of period	3.64	4.09	4.72	4.60	4.67	4.76
Market value, end of period	2.98	3.47	4.29	4.04	4.40	5.48

Total Return (%) [b]	(9.79)[c]	(11.75)	15.99	.94	(10.95)	19.92

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.70[d]	3.94	4.25	3.39	2.52	2.36
Ratio of net expenses
to average net assets	2.30[d]	3.52	3.81	2.98	2.33	2.17
Ratio of net investment income
to average net assets	9.68[d]	7.64	7.14	7.98	9.50	12.35
Portfolio Turnover Rate	28.19[c]	49.38	41.02	54.31	81.52	145.95

Net Assets, end of period
($ x 1,000)	260,520	292,500	337,575	328,627	333,866	337,958
Average borrowings
outstanding ($ x 1,000)	102,978	129,549	149,351	135,205	138,099	137,123
Weighted average number of
fund shares outstanding
($ x 1,000)	71,487	71,487	71,487	71,487	71,294	70,406
Average amount of
debt per share ($)	1.44	1.81	2.09	1.89	1.94	1.95

[a]	Based on average shares outstanding at each month end.
[b]	Calculated based on market value.
[c]	Not annualized.
[d]	Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus High Yield Strategies Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”) as a non-diversified, closed-end management investment company. The fund’s primary investment objective is to seek high current income by investing at least 65% of its total assets in income securities rated below investment grade. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment manager and administrator.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward currency exchange contracts are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consid-

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

eration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS

157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level	1—quoted prices in active markets for identical securities.
Level	2—other significant observable inputs (including quoted
prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level	3—significant unobservable inputs (including fund’s own
assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund’s investments carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities ($)	Instruments ($)†

Level 1—Quoted Prices	864,553	0
Level 2—Other Significant
Observable Inputs	346,896,222	103,260
Level 3—Significant
Unobservable Inputs	0	0
Total	347,760,775	103,260

†	Other financial instruments are derivative instruments not reflected in the Statement of
Investments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments is recognized on the accrual basis.

The fund has arrangements with the custodian bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually.To the extent that net realized capital gains could be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

For shareholders who elect to receive their distributions in additional shares of the fund, in lieu of cash, such distributions will be reinvested at the lower of the market price or net asset value per share (but not less than 95% of the market price) based on the record date’s respective prices. If the net asset value per share on the record date is lower than the market price per share, shares will be issued by the fund at the record date’s net asset value on the payable date of the distribution. If the net asset value per share is less than 95% of the market value, shares will be issued by the fund at 95% of the market value. If the market price is lower than the net asset value per share on the record date, BNY Mellon Shareowner Services, an affiliate of the Manager, will purchase fund shares in the open market commencing on the payable date and reinvest those shares accordingly. As a result of purchasing fund shares in the open market, fund shares outstanding will not be affected by this form of reinvestment.

On September 29, 2008, the Board of Trustees declared a cash dividend of $.03 per share from investment income-net, payable on October 28, 2008 to shareholders of record as of the close of business on October 14, 2008.

(f) Concentration of risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. High yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.

The fund is permitted to invest up to 5% of its assets directly in the common stock of high yield bond issuers.This percentage will be in addition to any other common stock holdings acquired as part of warrants or “units”, so that the fund’s total common stock holdings could exceed 5% at a particular time. However, the fund currently intends to invest directly in common stocks (including those offered in an IPO) to gain sector exposure and when suitable high yield bonds are not available for sale, and expects to sell the common stock promptly when suitable high yield bonds are subsequently acquired.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Liability for tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The adoption of FIN 48 had no impact on the operations of the fund for the period ended September 30, 2008.

As of and during the period ended September 30, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended March 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $611,172,697 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2008. If not applied, $136,674,723 expires in fiscal 2009, $283,731,643 expires in fiscal 2010, $105,470,700 expires in fiscal 2011, $56,969,403 expires in fiscal 2012 and $19,946,264 expires in fiscal 2014 and $8,379,964 expires in fiscal 2016. It is uncertain that the fund will be able to utilize most of its capital loss carryovers prior to its expiration date.

The tax characters of distributions paid to shareholders during the fiscal year ended March 31, 2008 was as follows: ordinary income $24,448,634. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Borrowings:

During the period, the fund had in place a $175,000,000 Revolving Credit and Security Agreement (the “Agreement”), which expired on November 6, 2008. Under the terms of the Agreement, the fund borrowed “Advances” (including Eurodollar Advances), as defined by the Agreement, on a collateralized basis with certain fund assets used as collateral which amounted to $211,110,982 as of September 30, 2008; the yield paid by the fund on such Advances was determined with reference to the principal amount of each Advance (and/or Eurodollar Advance) outstanding from time to time.The fund paid certain other fees associated with the Agreement. During the period ended September 30, 2008, $268,753 applicable to those fees was included in interest expense. Effective as of November 6, 2008, the fund renewed the Agreement until November 4, 2009 subject to certain amendments which reduced the total commitment of the Agreement from $175,000,000 to

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$125,000,000 and increased certain costs associated with the Agreement. As a result, the fund anticipates that the overall borrowing costs associated with the Agreement will increase going forward.

The average daily amount of borrowings outstanding during the period ended September 30, 2008, under the Agreement, was $102,978,000, with a related weighted average annualized interest rate of 2.76% .

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management and administration agreement with the Manager, the management and administration fee is computed at the annual rate of .90% of the value of the fund’s average weekly total assets minus the sum of accrued liabilities (other than the aggregate indebtedness constituting financial leverage) (the “Managed Assets”) and is payable monthly.

For the period from April 1, 2008 through April 4, 2009, the Manager agreed to waive receipt of a portion of the fund’s management fee in the amount of .25% of the Managed Assets.The reduction in management fee, pursuant to the undertaking, amounted to $497,405 during the period ended September 30, 2008.

The fund compensates BNY Mellon Shareowner Services, an affiliate of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2008, the fund was charged $6,000 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon, under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2008, the fund was charged $26,099 pursuant to the custody agreement.

(b) In accordance with the Shareholder Servicing Agreement, UBS Warburg LLC provides certain shareholder services for which the fund pays a fee computed at the annual rate of .10% of the value of the fund’s average weekly Managed Assets. During the period ended

September 30, 2008, the fund was charged $198,962 pursuant to the Shareholder Servicing Agreement.

For the period from April 1, 2008 through April 4, 2009, UBS Warburg LLC agreed to waive receipt of a portion of the fund’s shareholder services fee in the amount of .05% of the Managed Assets.The reduction in shareholder services fee, pursuant to the undertaking, amounted to $99,481 during the period ended September 30, 2008.

During the period ended September 30, 2008, the fund was charged $2,994 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $280,477, custodian fees $16,953, chief compliance officer fees $1,497 and certain transfer agency fees $3,000, which are offset against an expense reimbursement currently in effect in the amount of $77,910.

(c) Each Trustee who is not an “interested person” (as defined in the Act) of the fund receives $15,000 per year plus $1,000 for each Board meeting attended, and $2,000 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone.The fund also reimburses each Trustee who is not an “interested person” (as defined in the Act) of the fund for travel and out-of-pocket expenses.With respect to compensation committee meetings, the Chair of the compensation committee receives $100 per meeting and, with respect to audit committee meetings prior to April 12, 2008, the Chair of the audit committee received $150 per meeting. In the event that there is an in-person joint committee meeting of The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds and the Dreyfus/Laurel Funds Trust (collectively, the “Dreyfus/Laurel Funds”) and the fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the fund. In the event that there is a joint telephone meeting of the Dreyfus/Laurel Funds and the fund,each Trustee attending who is not an “interested person” (as defined in the 1940 Act) receives $150 from the fund.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward currency exchange contracts and swap transactions, during the period ended September 30, 2008, amounted to $106,737,077 and $126,477,231, respectively.

The fund may use various derivatives, including options, futures contracts, forward currency exchange contracts, mortgage-related securities, asset-backed securities and swaps.The fund may invest in, or enter into, these financial instruments for a variety of reasons, including to hedge certain market trends, to provide a substitute for purchasing or selling particular securities or to increase potential income gain.

The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap contracts in the Statement of Operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) on investments.

Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. For those credit default swaps in which the fund is receiving a fixed rate, the fund is providing credit protection on the underlying instrument.The maxi-

mum payouts for these contracts are limited to the notional amount of each swap. At September 30, 2008, there were no credit default swaps entered into by the fund.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreement and are generally limited to the amount of net payments to be received, if any, at the date of default.

The fund may enter into forward currency exchange contracts.When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. The following summarizes open forward currency exchange contracts at September 30, 2008:

	Foreign
Forward Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation ($)

Sales:
Euro,
Expiring 12/17/2008	1,900,000	2,781,277	2,683,555	97,722
Euro,
Expiring 12/17/2008	100,000	146,778	141,240	5,538
Total				103,260

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At September 30, 2008, accumulated net unrealized depreciation on investments was $46,066,783, consisting of $1,265,274 gross unrealized appreciation and $47,332,057 gross unrealized depreciation.

At September 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

SUPPLEMENTAL INFORMATION (Unaudited)

Certifications

In August 2008, the fund’s Chief Executive Officer submitted his annual certification to the New York Stock Exchange (NYSE) pursuant to Section 303A.12(a) of the NYSE Listed Company Manual. The fund’s principal executive and principal financial officer certification pursuant to Rule 30a-2 under the 1940 Act are filed with the fund’s Form N-CSR filings and are available on the SEC’s website at http://www.sec.gov.

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center - Dreyfus Mutual Funds - Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

The Fund 35

NOTES

# OFFICERS AND TRUSTEES
## Dreyfus High Yield Strategies Fund

200 Park Avenue
New York, NY 10166

**Trustees**

Joseph S. DiMartino, Chairman
James M. Fitzgibbons
J. Tomlinson Fort†
Kenneth A. Himmel
Stephen J. Lockwood
Roslyn M. Watson
Benaree Pratt Wiley

**Officers**

President
J. David Officer
Executive Vice President
Phillip N. Maisano
Vice President and Secretary
Michael A. Rosenberg
Vice President and Assistant Secretaries
James Bitetto
Joni Lacks Charatan
Joseph M. Chioffi
Janette E. Farragher
John B. Hammalian
Robert R. Mullery
Jeff Prusnofsky
Treasurer
James Windels
Assistant Treasurers
Ricard Cassaro
Gavin C. Reilly
Robert S. Robol
Robert Salviolo
Robert Svagna

**Officers (continued)**

Chief Compliance Officer
Joseph W. Connolly

**Portfolio Managers**

Chris Barris
Karen Bater
James Gual

**Investment Adviser**

The Dreyfus Corporation

**Custodian**

The Bank of New York Mellon

**Counsel**

K&L Gates LLP

**Transfer Agent, Dividend Disbursing Agent**

BNY Mellon Shareowner Services

**Stock Exchange Listing**

NYSE Symbol: DHF

**Initial SEC Effective Date**

4/23/98

† *Effective April 12, 2008, Mr. Fort became an Emeritus Board member.*

*The Net Asset Value appears in the following publications: Barron's, Closed-End Bond Funds section under the heading "Bond Funds" every Monday; Wall Street Journal, Mutual Funds section under the heading "Closed-End Bond Funds" every Monday; New York Times, Business section under the heading "Closed-End Bond Funds—Bond Funds" every Sunday.*

*Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the fund may purchase shares of its common stock in the open market when it can do so at prices below the then current net asset value per share.*

The Fund 37

# For More Information

**Dreyfus**
**High Yield Strategies Fund**
200 Park Avenue
New York, NY 10166

**Manager**

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

**Custodian**

The Bank of New York Mellon
One Wall Street
New York, NY 10286

**Transfer Agent**

BNY Mellon Shareowner Services
480 Washington Boulevard
Jersey City, NJ 07310

**Dividend Disbursing Agent**

BNY Mellon Shareowner Services
P.O. Box 358035
Pittsburgh, PA 15252

**Ticker Symbol:** DHF

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2008, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2008 MBSC Securities Corporation

0430SA0908

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus High Yield Strategies Fund

By:	/s/J. David Officer
J. David Officer
President

Date:	November 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/J. David Officer
J. David Officer
President

Date:	November 17, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	November 17, 2008

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)